Share-based payments - Share-based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (90)	$ (84)
RSUs and PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(61)	(52)
ESP and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (29)	$ (32)